Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		23 Months Ended
	Apr. 09, 2013	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Sep. 06, 2016	Apr. 01, 2016	Jan. 31, 2016	Nov. 06, 2015	Oct. 12, 2015	May 14, 2015	Apr. 30, 2015	Apr. 29, 2015	Nov. 19, 2014	Nov. 14, 2014	Apr. 04, 2013
Class of Stock [Line Items]
Common stock, outstanding (in shares)			65,805,432	66,456,430		64,961,256	65,257,954	65,257,954
Dividends declared per day (in dollars per share)	$ 0.00452054795	$ 0.00450819672
Common Stock, Dividends, Per Share, Declared	$ 1.65	$ 1.65
Quarterly authorized amount as a percentage of net asset value												1.25%	1.25%
Maximum percent of weighted average shares outstanding eligible for repurchase, for semi-annual period			2.50%
Maximum percent of weighted average shares outstanding eligible for repurchase, for fiscal year			5.00%
Common stock issued through distribution reinvestment plan (in shares)			848,307		900,000	1,500,000	2,600,000
Common stock issued through distribution reinvestment plan			$ 20,499	$ 34,806	$ 20,429	$ 34,806	$ 60,977	$ 20,429
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01										$ 0.01
Stock Available for Issuance, Shares, Dividend Reinvestment Plan										7,700,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased, Unfuliflled Requests			5,800,000
Common Stock [Member]
Class of Stock [Line Items]
Share Price (in dollars per share)														$ 24.17			$ 23.50		$ 25.00
Share price for Drip (In dollars per share)																		$ 23.75
Drip Share price as a percent of IPO price																		95.00%
Distribution Reinvestment Plan [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share)						$ 0.01									$ 0.01	$ 0.01
Minimum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Drip Share price as a percent of IPO price																		95.00%
One Year [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid			92.50%
Two Years [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid			95.00%
Three Years [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid			97.50%
Four Years [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid			100.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Maximum percent of weighted average shares outstanding eligible for repurchase, for semi-annual period											2.50%
Maximum percent of weighted average shares outstanding eligible for repurchase, for fiscal year											5.00%
Subsequent Event [Member] | One Year [Member] | Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid											92.50%
Subsequent Event [Member] | Two Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid											95.00%
Subsequent Event [Member] | Three Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid											97.50%
Subsequent Event [Member] | Four Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, percentage of value of capital paid											100.00%